UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York			10153
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 300-1300

David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Date of fiscal year end:	December 31, 2010

Date of reporting period:	June 30, 2010

ITEM 1.  REPORTS TO STOCKHOLDERS.

YORK ENHANCED STRATEGIES FUND, LLC

Semi-Annual Report
June 30, 2010

YORK ENHANCED STRATEGIES FUND, LLC

Semi-Annual Report

June 30, 2010 (Unaudited)

YORK ENHANCED STRATEGIES FUND, LLC

Sector Breakdown

June 30, 2010 (Unaudited)

Total Investments by Sector:

The following table represents the Company's holdings by sector at June 30, 2010 as a percentage of net assets:

Financials	45.9%
Consumer Cyclical	31.5
Industrial	29.9
Health Care	14.6
Communications	12.8
Materials	1.8
Information Technology	1.6
138.1%

The following table represents the Company's short position by sector at June 30, 2010 as a percentage of net assets:

Consumer Cyclical	(0.3)%

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2010 (Unaudited)

Par Value		Description	Value	Percentage of Net Assets
		CORPORATE BONDS #
		COMMUNICATIONS
	$3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	$3,015,000
		Intelsat Corporation,
	5,000,000	9.25%, due 8/15/14	5,100,000
	5,000,000	9.25%, due 6/15/16	5,225,000
	4,635,000	9.50%, due 6/15/16	4,866,750
	1,500,000	11.25%, due 2/4/17 ++	1,515,000
	6,277,250	11.50%, due 2/4/17 (PIK)	6,261,557
	3,000,000	Subsidiary Holdings Co. Ltd., 8.50%, due 1/15/13	3,030,000
		TOTAL COMMUNICATIONS	29,013,307	11.8%
		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 0.00%, expired maturity *+ Escrow	—
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ##	2,520,000
	913,000	CW Media Holdings, Inc., 13.50%, due 8/15/15 (PIK) ##	1,103,825
		Cengage Learning Acquisitions, Inc.,
	4,789,000	10.50%, due 1/15/15 ##	4,429,825
	5,870,000	13.25%, due 7/15/15 ++##	5,429,750
		Ford Motor Credit Co.,
	700,000	6.00%, due 1/20/15	698,950
	366,000	6.52%, due 3/10/13	366,000
	500,000	7.90%, due 5/18/15	495,000
		Harrah's Operating Co., Inc.,
	2,796,000	10.00%, due 12/15/18	2,278,740
		Jefferson Smurfit Corp., *+
	375,000	7.25%, due 6/1/13	8,437
	64,000	8.25%, due 10/1/12	1,440
		Lear Corp.,
	3,300,000	5.75%, due 8/1/14 + Escrow	77,550
	10,500,000	Leslie's Poolmart, 7.75%, due 2/1/13	10,526,250
		Rouse Co. LP (The) *+
	1,490,000	5.375%, due 11/26/13	1,598,025
	2,358,000	6.75%, due 5/1/13 ##	2,605,590
	377,000	7.20%, due 9/15/12	423,182
	2,737,000	8.00%, expired maturity	3,072,283
	156,000	Smurfit-Stone Container Enterprises, Inc., 8.00%, due 3/15/17 *+	3,510
		TOTAL CONSUMER CYCLICAL	35,638,357	14.5
		ENERGY
		Enron Corp., *+
	2,500,000	0.00% due 2/7/21	—
JPY	500,000,000	0.97%, expired maturity	—
EUR	10,000,000	4.375%, expired maturity	—
	$2,500,000	6.31%, expired maturity ##	1,000
	1,000,000	7.375%, expired maturity ##	—
	8,500,000	8.25%, expired maturity ##	—

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments (Unaudited)(Continued)

June 30, 2010

Par Value		Description	Value	Percentage of Net Assets
	$2,500,000	8.31%, expired maturity ##	$—
GBP	1,500,000	8.75%, expired maturity	—
		TOTAL ENERGY	1,000	—	^
		FINANCIALS
		CIT Group, Inc.,
	$564,847	7.00%, due 5/1/13	541,547
	1,847,270	7.00%, due 5/1/14	1,731,816
	847,270	7.00%, due 5/1/15	779,488
	4,148,118	7.00%, due 5/1/16	3,774,787
	3,281,965	7.00%, due 5/1/17	2,961,973
		CIT Group Funding Co. of Delaware LLC,
	1,122,011	10.25%, due 5/1/13	1,150,061
	1,683,016	10.25%, due 5/1/14	1,725,091
	1,683,016	10.25%, due 5/1/15	1,725,091
	3,805,027	10.25%, due 5/1/16	3,900,153
	3,927,038	10.25%, due 5/1/17	4,025,214
		Dubai Holding Commercial Operations Ltd.,
	2,397,000	0.71938%, due 2/1/12 **	1,947,562
EUR	1,650,000	4.75%, due 1/30/14	1,574,863
		Fortis Bank SA, **
	9,000,000	2.022%, Perpetual Maturity	4,900,798
	11,250,000	2.729%, Perpetual Maturity	6,573,402
		General Motors Liquidation Co., *+
	225,000	7.25%, due 7/3/13	91,546
	13,141,000	8.375%, due 7/5/33	5,515,525
		Glitnir Banki HF, *+
CHF	795,000	0.00%, expired maturity	202,893
EUR	3,400,000	0.00%, due 1/27/10	1,227,341
	400,000	0.00%, due 5/24/11	144,393
	$183,000	0.00%, due 1/18/12	53,985
EUR	1,680,000	3.00%, expired maturity	606,451
	$5,000,000	4.75%, due 10/15/10 ##	1,475,000
EUR	500,000	4.85%, due 4/6/12	180,491
	$5,000,000	6.375%, due 9/25/12 ##	1,475,000
		GMAC LLC,
	255,000	6.85%, due 7/15/16 ++	227,358
	200,000	7.00%, due 11/15/24	166,400
	155,000	7.375%, due 11/15/16	144,398
	218,000	7.50%, due 11/15/16	202,260
	3,470,000	8.375%, due 7/15/33 *+	1,093,050
		Lehman Brothers Holdings, Inc., *+
EUR	7,000,000	0.00%, due 3/5/10	1,905,866
	2,880,000	0.00%, due 7/20/12	784,128
	3,950,000	0.00%, due 2/5/14	1,075,453
GBP	5,000,000	5.00%, due 1/26/10	1,718,502
EUR	500,000	5.375%, due 10/17/12	136,133
	$858,000	5.625%, due 1/24/13	171,600
	23,675,000	6.875%, due 5/2/18	4,794,187

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments (Unaudited)(Continued)

June 30, 2010

Par Value		Description	Value	Percentage of Net Assets
		Kaupthing Bank, *+
EUR	2,113,000	0.00%, expired maturity	$659,332
	4,719,000	0.00%, expired maturity	1,472,497
	$10,925,000	0.00%, expired maturity	2,785,875
EUR	1,800,000	0.00%, expired maturity	561,665
	$196,000	0.00%, due 01/15/10 ##**	49,980
EUR	2,525,000	0.00%, due 5/25/10	787,891
	$100,000	0.00%, due 7/25/11	25,500
EUR	200,000	0.00%, due 08/17/12 **	62,407
	100,000	0.00%, due 5/13/13 **	31,204
	200,000	0.00%, due 2/15/17	62,407
CHF	10,000	3.00%, due 2/12/10	2,179
	$1,284,000	5.50%, expired maturity	327,420
	3,520,000	5.75%, due 10/4/11 ##	897,600
	8,500,000	6.125%, due 10/4/16 ##	2,167,500
	2,400,000	9.75%, due 9/10/15	612,000
		Meridian Funding Co. LLC, **
	2,000,000	0.53531%, due 1/21/14	1,425,000
	1,273,000	1.84969%, due 10/15/16 ##	1,091,597
	6,500,000	Nationstar Mortgage/Nationstar Capital Corp., 10.875%, due 4/1/15	5,070,000
		Washington Mutual Bank, *+
	2,500,000	0.00%, expired maturity	1,050,000
	1,143,000	0.00%, expired maturity	480,060
	7,929,000	0.00%, due 6/16/10	3,330,180
	2,425,000	0.00%, due 2/4/11	1,018,500
		TOTAL FINANCIALS	84,674,600	34.4%
		HEALTH CARE
		HCA, Inc.,
	16,240,000	6.95%, due 5/1/12	16,280,600
	4,000,000	7.875%, due 2/1/11	4,050,000
	3,000,000	8.50%, due 4/15/19 ##	3,165,000
		TOTAL HEALTH CARE	23,495,600	9.5
		INDUSTRIAL
	2,248,000	Chemtura Corp., 6.875%, due 6/1/16 *+	2,517,760
		Clear Channel Worldwide Holdings, Inc., ##
	417,000	9.25%, due 12/15/17	422,212
		Delta Airlines, Inc., *+
	11,250,000	7.90%, expired maturity	176,906
	1,000,000	8.30%, expired maturity	14,225
		Lyondell Chemical Worldwide, Inc.,
	9,750,000	8.00%, due 11/1/17 ##	10,042,500
	5,500,000	8.10%, due 3/15/27	4,798,750
	8,356,162	11.00%, due 5/1/18	8,941,093
	4,432,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.50%, due 12/1/12 *+	4,299,040
	210,000	Witco Corp., 6.875%, due 2/1/26 *+	235,200
		TOTAL INDUSTRIAL	31,447,686	12.8

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments (Unaudited)(Continued)

June 30, 2010

Par Value		Description	Value	Percentage of Net Assets
		TELECOMMUNICATION SERVICES
EUR	2,863,000	Hellas Telecommunications Luxembourg III, 8.50%, due 10/15/13	$105,507	—	^
		TOTAL CORPORATE BONDS (COST — $199,716,946)	204,376,057	83.0%
		ASSET BACKED BONDS #
		FINANCIALS
	$8,500,000	Countrywide 2007-SEA1 2A1, 0.63719%, due 5/25/47 **##	2,427,584
		Luminent Mortgage Trust,
	22	2006-4 P, 0.00%, due 5/25/46	—
	110,000,000	2006-4 P, 2.37%, due 5/25/46 **	1,548,591
		TOTAL FINANCIALS	3,976,175	1.6
		TOTAL ASSET BACKED BONDS (COST — $5,581,557)	3,976,175	1.6
		BANK DEBT AND TRADE CLAIMS #
		CONSUMER CYCLICAL
	2,501,689	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 5.75%, due 7/18/11	1,475,997
		Carl Zeiss Vision Holding GMBH,
	1,242,088	Term Loan, USDLIBOR plus 2.50%, due 7/24/15	993,670
EUR	251,328	Term Loan B, USDLIBOR plus 2.50%, due 7/24/15	246,034
	6,000,000	Chrysler Financial Services Americas LLC,
		2nd Lien Term Loan, USDLIBOR plus 6.50%,due 8/3/12	5,970,000
		Coach America,
	85,998	Letter of Credit, 2.85%, due 4/20/14	66,648
	169,065	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	131,025
	13,706,645	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 13.50%, due 5/12/11	6,853,323
	5,970,000	Harrah's Operating Co., Term Loan B4, USDLIBOR plus 7.50%, due 10/31/16	5,970,000
		Lear Corp., *+
	1,000,000	Revolver Tranche A, USDLIBOR plus 1.00%, due 3/23/10 Escrow	7,100
	1,000,000	Revolver Tranche B, USDLIBOR plus 1.00%, due 3/23/10 Escrow	7,100
	1,700,000	Term Loan, USDLIBOR plus 1.75%, due 4/25/12 Escrow	12,070
		Melco PBL Entertainment,
HKD	10,104,095	Term Loan A, HIBOR plus 2.50%, 9/5/14	1,209,780
	$2,469,124	Term Loan A, USDLIBOR plus 2.50%, due 9/5/14	2,302,458
	8,853,557	Michael's Stores, Inc., Term Loan B-2, USDLIBOR plus 4.50%, due 7/31/16	8,366,611
	7,687,354	Tribune Co. Term Loan, USDLIBOR plus 3.00%, due 6/4/14	4,535,539
	3,000,000	Wm. Bolthouse Farms, Inc., 2nd Term Loan, USDLIBOR plus 7.50%, due 8/11/16	2,992,500
		TOTAL CONSUMER CYCLICAL	41,139,855	16.7

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments (Unaudited)(Continued)

June 30, 2010

Par Value	Description	Value	Percentage of Net Assets
	ENERGY
	Enron Corp., *+
$10,000,000	Trade Claim 13923	$—
11,016,146	Trade Claim 9314	—
6,000,000	Trade Claim 11342 and 11141	—
4,000,000	Trade Claim 99004	—
1,616,742	Trade Claim 99092	1,455
383,258	Trade Claim 99093	345
25,000,000	Trade Claim 99191	25,000
	TOTAL ENERGY	26,800	—	^
	FINANCIALS
222,434	2-10 Home Buyers Warranty, 1st Lien Term Loan, 25.00%, due 7/29/13 *	222,434
4,682,470	Blackstone UTP Capital, Term Loan, 7.75%, due 11/6/14	4,647,351
10,000,000	Kaupthing Bank Revolver, EURIBOR plus 1.295%, expired maturity *+	3,120,358
5,000,000	Realogy Corp, 2nd Lien Term Loan B, 13.50%, due 9/24/14	5,250,000
	TOTAL FINANCIALS	13,240,143	5.4%
	HEALTH CARE
	Warner Chilcott Corp.,
1,492,500	Additional Term Loan, USDLIBOR plus 3.50%, due 4/30/15	1,488,769
3,220,339	Term Loan A-3, USDLIBOR plus 3.25%, due 10/30/14	3,212,289
1,517,383	Term Loan B-1, USDLIBOR plus 3.50%, due 4/30/15	1,513,590
2,526,718	Term Loan B-2, USDLIBOR plus 3.50%, due 4/30/15	2,520,401
	TOTAL HEALTH CARE	8,735,049	3.6
	INDUSTRIAL
	A.T.U. Auto-Teile Unger Handels GMBH & Co. KG, Weiden,
901,460	Term Loan A, EURIBOR plus 2.25%, due 6/29/11	863,167
1,744,816	Term Loan B, EURIBOR plus 2.625%, due 6/29/12	1,670,699
1,246,359	Term Loan C, EURIBOR plus 3.125%, due 6/29/13	1,193,416
2,335,854	Chemtura Prepetition Revolver, PRIME plus 2.60%, due 7/1/10 +	2,405,929
4,422,318	Citadel Broadcasting Corp., Term Loan, USDLIBOR plus 8.00%, due 6/3/15	4,610,267
	Lyondell Basell Industries,
5,000,000	USDLIBOR plus 4.00%, 8/6/16	5,025,000
	Tronox, Inc.,
11,823,527	Term Loan B1 (DIP), USDLIBOR plus 7.00%, due 6/23/10	11,912,203
3,176,473	Term Loan B2 (DIP), USDLIBOR plus 7.00%, due 6/23/10	3,200,297
2,650,440	Wastequip, Inc., Term Loan, 12.50%, due 2/15/15	238,540
	TOTAL INDUSTRIAL	31,119,518	12.6

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments (Unaudited)(Continued)

June 30, 2010

Par Value	Description	Value	Percentage of Net Assets
	INFORMATION TECHNOLOGY
$3,863,000	NPC Group, Inc., 2nd Lien Term Loan, USDLIBOR plus
	6.50%, due 9/29/14	$3,438,070	1.4%
	TOTAL BANK DEBT AND TRADE CLAIMS (COST — $122,379,799)	97,699,435	39.7
Number of Shares
	COMMON STOCKS AND WARRANTS
	COMMUNICATIONS
50,000	AboveNet, Inc. *	2,359,000	1.0
	CONSUMER CYCLICAL
1,001,485	Adelphia Recovery Trust Series ACC-1 INT *#	25,037
2,155	Lear Corp. (Warrants) *	142,661
	TOTAL CONSUMER CYCLICAL	167,698	0.1
	ENERGY
479,200	Infinity Bio-Energy, Ltd. *	—	—	^
	FINANCIALS
424,166	United Insurance Holdings Corp. *	1,251,290
60,494	United Insurance Holdings Corp. (Warrants) *	9,631
	TOTAL FINANCIALS	1,260,921	0.5
	HEALTH CARE
25,006	Alcon, Inc.	3,705,639	1.5
	INDUSTRIAL
159,513	LyondellBasell Industries NV (Class A) *	2,576,135
295,966	LyondellBasell Industries NV (Class B) *	4,779,851
86,600	Masonite Worldwide Holdings *	3,723,800
	TOTAL INDUSTRIAL	11,079,786	4.5
	MATERIALS
65,476	Airgas, Inc.	4,072,607
18,707	Smurfit-Stone Container Corp. *	444,104
	TOTAL MATERIALS	4,516,711	1.8
	TOTAL COMMON STOCKS AND WARRANTS (COST — $23,305,913)	23,089,755	9.4
	PREFERRED STOCKS
	CONSUMER CYCLICAL
8,667	Lear Corp.	573,755	0.2
	ENERGY
300,000	Enron Corp., 7.00% * # +	—	—	^

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments (Unaudited)(Continued)

June 30, 2010

Number of Shares	Description	Value	Percentage of Net Assets
	FINANCIALS
	General Motors Liquidation Co.,
$400,000	1.50%, 6/1/49, Ser. D	$2,660,000
58,100	5.25%, 3/06/32, Ser. B	389,270
563,600	6.25%, 7/15/33, Ser. C	3,804,300
646	GMAC, Inc., 7.00%, 12/31/11	500,650
	TOTAL FINANCIALS	7,354,220	3.0%
	TOTAL PREFERRED STOCKS (COST — $6,643,789)	7,927,975	3.2
	PRIVATE INVESTMENTS *#
	FINANCIALS
42,336	Arias Holdings, LLC, Class A Shares	1,253,146
36,562,500	Investment in Cerberus FIM Investors LLC (membership units)	1,170,000
	TOTAL FINANCIALS	2,423,146	1.0
	INFORMATION TECHNOLOGY
13	Shared Technologies, Inc.	485,316	0.2
	TOTAL PRIVATE INVESTMENTS (COST — $18,577,256)	2,908,462	1.2
	TOTAL INVESTMENTS BEFORE SECURITY SOLD SHORT (COST — $376,205,260)	339,977,859	138.1
	SECURITY SOLD SHORT@
	COMMON STOCK
	CONSUMER CYCLICAL
(10,822)	Lear Corp.	(716,416)	(0.3)
	TOTAL COMMON STOCK (PROCEEDS — $1,200,352)
	TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT	339,261,443	137.8
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS	(93,032,076)	(37.8)
	NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$246,229,367	100.0%

Notes to Portfolio of Investments:

*  Non-income producing security.

**  Reflects rate at June 30, 2010 on variable rate instruments.

#  Securities are valued at fair value per policies adopted by the Board of Directors. At June 30, 2010, $308,985,166 of securities were fair valued, representing 125.5% of net assets applicable to common shareholders.

##  Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments (Unaudited)(Continued)

June 30, 2010

+  Issuer in default. At June 30, 2010, securities with a value of $59,649,888 were in default, representing 24.2% of net assets applicable to common shareholders.

++  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2010. Maturity date disclosed is the ultimate maturity date.

^  Less than 0.1%

@  Cash collateral in the amount of $4,238,031 has been pledged to cover the Company's open short positions.

EURIBOR — Euro Interbank Offered Rate (Denominated in Euro currency)

HIBOR — Hong Kong Interbank Offered Rate (Denominated in Hong Kong Dollar currency)

PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

PRIME — Base rate U.S. banks charge for commercial loans.

USDLIBOR — London InterBank Offered Rate (Denominated in United States Dollar currency)

Currency Type Abbreviations:

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

Unfunded Loan Commitments

As of June 30, 2010, the Company had the following unfunded loan commitments of $21,050,274 which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost	Fair Value
Chemtura Prepetition Revolver	$50,274	$15,583	$1,509
Chrysler Financial Services Revolver	21,000,000	—	(210,000)
	$21,050,274	$15,583	$(208,491)

At June 30, 2010 the Company had sufficient cash and/or liquid securities to cover the commitment under this contract.

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments (Unaudited)(Continued)

June 30, 2010

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of June 30, 2010:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Danish Krone	7,000,000	USD	1,132,741	9/15/10	$(18,682)
Euro	25,156,775	USD	30,291,524	9/15/10	(536,372)
Hong Kong Dollar	9,061,096	USD	1,163,723	9/15/10	(487)
Norwegian Krone	13,000,000	USD	1,960,400	9/15/10	(30,617)
Pound Sterling	2,080,500	USD	3,029,541	9/15/10	(82,971)
Swedish Krona	8,500,000	USD	1,064,643	9/15/10	(27,587)
United States Dollar	7,737,209	EUR	6,248,907	9/15/10	(79,603)
					$(776,319)

Currency Type Abbreviations:

EUR — Euro

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments — at value (cost $376,205,260)	$339,977,859
Cash at bank	84,811,918
Cash collateral	4,238,031
Foreign cash at bank ($8,237,000)	8,191,875
Cash due from broker	4,655,521
Receivable for investments sold	31,329,351
Interest and dividends receivable	3,831,713
Debt issuance costs, net of accumulated amortization of $3,355,683	2,452,291
Preferred shares offering costs, net of accumulated amortization of $1,572,601	1,149,050
Other assets	287,729
480,925,338
Liabilities
Series A-1 Preferred Stock, $1,000 liquidation value per share applicable to 108,999 outstanding shares (108,999 shares authorized)	108,999,000
Senior revolving notes payable	77,000,000
Series A-2 Preferred Stock, $1,000 liquidation value per share applicable to 1 outstanding share (1 share authorized)	1,000
Payable for investments purchased	45,666,754
Professional fees payable	952,859
Unrealized depreciation on forward foreign currency contracts	776,319
Payable for security sold short (proceeds of $1,200,352)	716,416
Fair value of unfunded loan commitments (cost $15,583)	208,491
Management fees payable	69,356
Dividends payable on term preferred shares	38,016
Interest payable on senior revolving notes	30,064
Commitment fees payable	11,583
Accrued expenses and other payables	226,113
234,695,971
Net assets applicable to common shareholders	$246,229,367
Net asset value per common share ($246,229,367/331,919 common shares outstanding)	$741.84
Composition of net assets applicable to common shareholders
Common stock, $0.01 par value	$3,319
Paid-in capital	301,559,044
Accumulated net investment income	9,306,642
Accumulated net realized gain (loss)	(29,126,828)
Unrealized appreciation/(depreciation) on:
Investments and unfunded loan commitments	(35,967,539)
Forward foreign currency contracts and translations	454,729
Net assets applicable to common shareholders	$246,229,367

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Operations

For the six months ended June 30, 2010 (Unaudited)

Investment income
Interest	$21,107,030
Dividends (net of foreign withholding taxes of $29,761)	157,698
Total income	21,264,728
Expenses
Management fee (Note 3)	2,189,349
Amortization of debt issuance costs (Note 2)	359,696
Legal fees	291,000
Insurance expense	176,260
Amortization of offering costs (preferred shares) (Note 2)	168,540
Audit fees	162,000
Commitment fees (senior debt) (Note 1)	126,789
Administration and transfer agent fees	125,346
Directors' fees and expenses (Note 3)	101,796
Custodian fees	67,507
Other expenses	142,601
Expenses before interest expense and dividend distributions to term preferred shareholders	3,910,884
Interest expense (Note 1)	276,759
Dividend distributions to term preferred shareholders from net investment income	317,224
Total expenses	4,504,867
Net investment income	16,759,861
Realized and unrealized gain (loss) on investments, unfunded loan commitments, foreign currency transactions and forward foreign currency contracts and translations:
Net realized gain (loss) on:
Investments, including the results of foreign currency exchanges	(935,571)
Short sale transactions	(203,318)
Foreign currency transactions	6,620,065
Net realized gain	5,481,176
Net change in unrealized appreciation (depreciation) of:
Investments, including the results of foreign currency exchanges and unfunded loan commitments	(10,677,260)
Short sales	690,747
Forward foreign currency contracts and translations	(759,199)
Net change in unrealized depreciation	(10,745,712)
Net realized and unrealized loss on investments, unfunded loan commitments, foreign currency transactions and forward foreign currency contracts and translations	(5,264,536)
Net increase in net assets applicable to common shareholders resulting from operations	$11,495,325

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$16,759,861	$19,200,325
Net realized loss	5,481,176	(17,474,157)
Net change in unrealized appreciation (depreciation)	(10,745,712)	104,236,525
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	11,495,325	105,962,693
Distributions to common shareholders from:
Net investment income	—	(591,679)
Return of capital	—	(10,679,162)
Total distributions	—	(11,270,841)
Net increase (decrease) in net assets applicable to common shareholders	11,495,325	94,691,852
Net assets applicable to common shareholders — Beginning of period	234,734,042	140,042,190
Net assets applicable to common shareholders — End of period (including accumulated net investment income/distributions in excess of net investment income of $9,306,642 and ($7,453,219), respectively)	$246,229,367	$234,734,042

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Cash Flows
For the six months ended June 30, 2010 (Unaudited)

Cash flows from operating activities:
Net increase in net assets applicable to common shareholders from operations	$11,495,325
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales and maturities of long-term investments	407,112,393
Proceeds from securities sold short	1,200,352
Cover short sale transactions	(2,952,431)
Purchases of long-term investments	(388,979,010)
Net change in unrealized depreciation of investments and short sales	9,986,513
Net realized loss on investments and short sales	1,138,889
Decrease in unrealized appreciation on forward foreign currency contracts and translations	759,199
Accretion/amortization of discounts and premiums, net	(5,808,869)
Increase in cash due from broker	(1,450,261)
Amortization of debt issuance costs	359,696
Amortization of offering costs (preferred shares)	168,540
Decrease in interest and dividends receivable	310,065
Increase in other assets	(79,814)
Decrease in management fee payable	(1,810,651)
Increase in dividends payable on term preferred shares	11,196
Decrease in commitment fees payable	(7,617)
Decrease in interest payable on notes	(1,310)
Increase in professional fees payables	453,000
Increase in undrawn loan commitments payable	195,038
Increase in accrued expenses and other payables	105,715
Net cash provided by operating activities	32,205,958
Cash flows from financing activities:
Distributions to common shareholders	(2,568,721)
Net cash used in financing activities	(2,568,721)
Net increase in cash	29,637,237
Cash at beginning of period	67,604,587
Cash at end of period	$97,241,824
Supplemental disclosure of cash flow information:
Interest paid on notes during the period	$296,350
Dividends paid to term preferred shareholders during the period	$344,044

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Financial Highlights

	For the Six Months Ended June 30, 2010		Year ended December 31,				For the Period from November 17, 2005* to
	(Unaudited)		2009	2008	2007	2006	December 31, 2005
Selected data for a common share outstanding throughout the period.
Net asset value, beginning of period	$707.20		$421.92	$877.36	$989.42	$926.57	$1,000.00
Increase (decrease) in net assets from operations:
Net investment income (loss)**	50.49		57.85	108.84	57.45	19.73 (4)	(5.40)
Net realized and unrealized gain (loss) on investments**	(15.85)		261.39	(459.74)	(1.81)	107.57	0.58
Net increase (decrease) in net assets applicable to common shareholders from operations	34.64		319.24	(350.90)	55.64	127.30	(4.82)
Distributions to common shareholders from:
Net investment income	—		(1.78)	(95.59)	(86.93)	(38.62)	—
Net realized gains	—		—	(8.95)	(80.77)	(25.83)	—
Return of capital	—		(32.18)	—	—	—	—
Total distributions	—		(33.96)	(104.54)	(167.70)	(64.45)	—
Common shares placement and offering costs charged to paid-in capital	—		—	—	—	—	(68.61)
Net asset value, end of period	$741.84		$707.20	$421.92	$877.36	$989.42	$926.57
Total return per common share	4.90	%^	76.16%	(42.00)%	5.39%	13.74%	(7.34	)%^
Percentages and supplemental data:
Net assets, end of period (000's)	$246,229		$234,734	$140,042	$291,213	$328,408	$150,568
Ratios to average net assets applicable to common shareholders (Note 1):
Expenses (excluding interest expense and preferred share distributions)	1.57	%(1)	3.73%	-2.22%	4.19%	7.19%	8.80	%(1)
Expenses (including interest expense and preferred share distributions)	1.81	%(1)	4.75%	1.37%	9.24%	9.85%	N/A
Expenses (including interest expense and preferred share distributions, but excluding dividend expense on special share)	1.81	%(1)	4.75%	6.89%	7.74%	6.00%	N/A
Net investment income (loss) (excluding interest expense and preferred share distributions)	6.96	%(1)	11.20%	17.98%	11.21%	4.10%	(4.83	)%(1)
Net investment income (including interest expense and preferred share distributions)	6.72	%(1)	10.18%	14.39%	6.15%	1.44%	N/A
Net investment income (including interest expense and preferred share distributions, but excluding dividend expense on special share)	6.72	%(1)	10.18%	8.87%	7.65%	5.29%	N/A
Asset coverage per preferred share (2)	$3,965		$3,860	$2,899	$5,158	$6,999	—
Liquidation and market value per preferred share	$1,000		$1,000	$1,000	$1,000	$1,000	$1,000
Asset coverage per $1,000 of senior revolving note (3)	$5,613		$5,464	$4,717	$3,470	$3,532	—
Liquidation value of preferred shares outstanding (000's)	$109,000		$109,000	$109,000	$109,000	$81,750	$1
Aggregate principal amount of senior revolving notes outstanding (000's)	$77,000		$77,000	$67,000	$162,000	$162,000	—
Portfolio turnover rate	93	%^	202%	110%	155%	159%	14	%^

  *  Commencement of operations.

  **  Per share amounts are based upon the average number of common shares outstanding.

  ^  Not annualized.

  (1)  Annualized

  (2)  Asset coverage per preferred share equals net assets of common shares plus the redemption value of the preferred shares, plus the senior revolving notes outstanding, divided by the total number of preferred shares outstanding at the end of the period.

  (3)  Asset coverage per $1,000 of senior revolving note equals net assets of common shares plus the redemption value of the preferred shares, plus the senior revolving notes outstanding, divided by principal amount at the end of the period times $1,000.

  (4)  The 2006 dividend distributions to term preferred shareholders from net investment income and capital gains has been reclassified into investment income to conform with the 2007 presentation.

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization, Investment Objective and Capitalization Structure:

York Enhanced Strategies Fund, LLC (the "Company"), a Delaware limited liability company, is registered as a non-diversified closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"). The Company received its initial funding on November 17, 2005 (the "Closing Date") in connection with a private offering of its shares to qualified investors and commenced operations immediately thereafter. The term of the Company is ten years, unless extended for up to two separate one-year periods, at the option of the common shareholders.

The Company was formed with a focus primarily on credit-oriented investments in both the United States and Europe, while also selectively targeting equity opportunities. The Company's objective is to realize compelling risk-adjusted returns that are uncorrelated to price changes in the public markets. The Company invests in less liquid investments, such as mezzanine financing, bank loans, equity securities, rescue financing and bridge financing transactions.

The Company is authorized to issue common shares ("Common Shares") in the amount of $325,000,000 (the "Common Commitments"), Series A-1 floating rate term preferred shares (the "Term Preferred Shares") in the amount of $108,999,000 (the "Preferred Commitments"), one Series A-2 preferred share (the "Special Share") in the amount of $1,000, and debt (the "Notes") in the amount of $216,000,000 (the "Debt Commitments") (together, $650,000,000 of "Capital Commitments"). The Company has the ability to draw the Debt Commitments at various times. At June 30, 2010, $324,943,700 of the Common Commitments, $108,999,000 of the Term Preferred Commitments, the $1,000 Special Share, as well as $77,000,000 of the Debt Commitments had been drawn.

York Enhanced Strategies Feeder Fund, a Delaware statutory trust, and York Enhanced Strategies Feeder Fund (Cayman) Ltd., a Cayman Islands exempted company (together, the "Feeder Funds"), have been established as entities whose sole investment is in Common Shares of the Company and at June 30, 2010 owned 47.4% and 22.2%, respectively, of the Company's issued and outstanding Common Shares. Shares of these Feeder Funds were offered and sold to investors both inside and outside the United States.

Term Preferred Shares

The Term Preferred Shares have a liquidation preference of $1,000 per share, plus an amount equal to accumulated but unpaid dividends (whether or not declared). Such shares rank on parity with the Special Share as to the payment of dividends and distributions of assets upon liquidation, rank junior to any borrowings and other debts and expenses of the Company, including the Notes, and rank senior to the Common Shares as to distributions of assets and payment of dividends. Holders of the Term Preferred Shares and the Special Share, voting separately as a class, are entitled to elect two of the Company's Directors. On all other matters, holders of the Term Preferred Shares, Special Share and Common Shares vote together as a single class, with one vote for each share. At June 30, 2010, 108,999 Term Preferred Shares were outstanding.

The Term Preferred Shares have a dividend rate equal to LIBOR plus 0.30%, reset at the beginning of each quarterly rate period, plus an additional amount, if applicable, which approximates the U.S. withholding tax payable by any holder of the Term Preferred Shares with respect to such dividend. For the six months ended June 30, 2010, the average dividend rate was 0.58%.

The Term Preferred Shares are subject to mandatory redemption on November 15, 2013, which is extendable for up to two one-year periods with the approval of both the holders of at least 75% of the shares then outstanding and the credit enhancer (as defined below), at a redemption price of $1,000 per share plus accumulated but unpaid dividends thereon. Additionally, under certain conditions, the Company may be required to either redeem certain of the Term Preferred Shares or repay indebtedness, at the Company's option. Such conditions include failure by the Company to maintain adequate collateral as required by the terms of the Notes or by the Statement of Preferences of the Term Preferred Shares, or a failure by the Company to maintain sufficient asset coverage as required by the 1940 Act. The Term Preferred Shares are redeemable at the option of the Company, subject to certain provisions, at any time after the five-year anniversary of their initial issuance provided no less than 10% of the Term Preferred Shares remain outstanding.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Commitment fees of 0.10% per annum are accrued on the unissued Term Preferred Shares with respect to the Preferred Commitments and amounted to $0 for the six months ended June 30, 2010, since the Term Preferred Shares have been fully drawn.

Payment of dividends, the above commitment fees, and the redemption price on the final mandatory redemption date are guaranteed under a preferred shares insurance policy obtained from an insurance company (the "credit enhancer"), the premiums of which are 0.30% per annum on the redemption value of issued Term Preferred Shares and 0.10% per annum on the Preferred Commitments for unissued Term Preferred Shares. These premiums are included in insurance expenses in the Statement of Operations. In the event the Company fails to make dividend payments on the Term Preferred Shares, the credit enhancer has certain rights, which if asserted, may have a detrimental effect on the Company and its common shareholders, including but not limited to the right to appoint additional directors such that their appointees comprise a majority of the Board of Directors.

Special Share

The Special Share is redeemable at the option of the Company, in whole or in part, at any time after the termination for any or no reason pursuant to the Investment Management Agreement in an amount equal to $1,000 plus accumulated and unpaid dividends. The Special Share is entitled to dividends as described in Note 3. During the six months ended June 30, 2010, the Special Share was not entitled to a dividend. At June 30, 2010, 1 Special Share was outstanding.

Notes

The Company has entered into a senior revolving note purchase agreement with certain holders, which provides for the issuance of Notes in the amount of the Debt Commitments. Amounts drawn under the Notes may be repaid, in whole or in part, at the election of the Company, and redrawn subject to the drawdown criteria. The Notes mature November 15, 2013, subject to extension at the option of the holders of 100% of the outstanding principal amount of the Notes for two 12-month periods. At June 30, 2010, $77,000,000 aggregate principal amount of the Notes was outstanding. During the six months ended June 30, 2010, the Company paid down $25,000,000 of the Notes, but also drew $25,000,000.

The outstanding principal amount of the Notes bears interest at a rate per annum of LIBOR plus 0.40%, payable quarterly in arrears. For the six months ended June 30, 2010, the average interest rate was 1.40%. At June 30, 2010, the interest rate on the Notes was 0.94%. A commitment fee accrues on the undrawn amount of the Debt Commitments at a rate per annum of 0.20%, payable quarterly. For the six months ended June 30, 2010, the Company expensed $126,789 in commitment fees on the Debt Commitments of which $11,583 was payable at June 30, 2010.

The agreements related to the Notes and Term Preferred Shares have covenants, which if not maintained, may cause a default and/or give these holders or other parties various rights, including acceleration of the outstanding obligations under the Notes, and on or after November 17, 2010, forced exercise of the optional repurchase provisions of the Term Preferred Shares under the Insurance Agreement and if these rights are asserted, they can have a detrimental effect on the Company and its common shareholders. As of June 30, 2010, certain required reporting and procedural requirements pursuant to such covenants were in default. The Company has taken actions to address such defaults or events of default, and while there can be no assurances that such actions will be accepted to be in good form by the trustee/noteholders or other relevant parties, the Company believes that such actions makes the likelihood of a successful acceleration of the Notes or forced exercise of the optional repurchase provisions of the Term Preferred Shares by these holders or such other parties remote.

Subject to the terms of a pledge and inter-creditor agreement, the Company has pledged substantially all the Company's assets as collateral for its obligations due under the Notes and the credit enhancement for the Term Preferred Shares.

Administrative Expense Limit

The Company, pursuant to the Indenture governing the Notes, is subject to an administrative expense limit of 2% of the investment portfolio including cash of the Company. For the six months ended June 30, 2010, the Company did not exceed this limit.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Net Asset Value Calculation — The net asset value ("NAV") per Common Share of the Company is calculated as of the last business day of each calendar quarter and on such other dates as determined by York Enhanced Strategies Management, LLC, a New York limited liability company ("York" or "the Investment Manager") or the Board of Directors.

Cash — Cash in the Statement of Cash Flows comprises cash on hand including cash collateral.

Security Valuation — Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee, pursuant to valuation procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments. The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Also, there may be only a single or limited number of market makers for certain of the Company's investments. Accordingly, the market for such investments may be thinly traded and prices quoted may be more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

Forward currency contracts are valued based upon quoted market prices.

Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which with accrued interest, approximates fair value.

Foreign Currency Translations — Assets and liabilities denominated in foreign currencies are reflected on the Statement of Assets and Liabilities at their U.S. dollar spot values as of the financial statement date. Gains and losses attributed to changes in the value of foreign currencies for specific investments are reflected on the Statement of Operations as a component of realized and unrealized gain/loss on investment.

Security Transactions — Security transactions are accounted for on trade date for financial reporting purposes (the date on which the order to buy or sell is executed). Realized gains and losses on sales of securities are determined based on the identified cost of securities sold, generally using the highest cost method.

Bank Debt and Other Direct Debt Instruments — The Company may invest in loans and debt or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the Company to supply additional cash to the borrower on demand. Bank debt involves a risk of insolvency of the lending bank or other financial intermediary.

Investment Income and Expenses — Interest income is recognized on an accrual basis, increased by the accretion of discount and decreased by the amortization of premium using the effective yield method. Dividend income is recognized on the ex-dividend date, net of applicable withholding taxes. Interest expense is recognized on an accrual basis. Dividend expense on securities sold short is recognized on the ex-dividend date.

Offering and Placement Costs — Costs incurred by the Company in connection with the offering of the Common Shares, including those issued to the Feeder Funds, were recorded as a reduction of paid-in capital applicable to common shares. Costs incurred in connection with the offering of the Term Preferred Shares have been recorded as preferred shares offering costs, an asset on the Statement of Assets and Liabilities. Such costs are amortized on a straight-line basis from the Closing Date to their mandatory redemption date. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company's operating results.

Debt Issuance Costs — Costs incurred in connection with placing the Company's Notes have been recorded as debt issuance costs and are amortized on a straight-line basis from the Closing Date to the expected maturity date

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

of the Notes. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company's operating results.

Federal Income Taxes — The Company has elected to be treated as a regulated investment company ("RIC") for U.S. Federal income tax purposes. It intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for Federal income tax has been made. However, the Company could be restricted from making distributions necessary to qualify as a RIC due to certain asset coverage ratio requirements under the 1940 Act and financial covenants under the terms of the Term Preferred Shares and Notes. There can also be no assurance that the Company's distributions, including but not limited to any dividend on the Special Share, may not be considered preferential and not meet the annual distribution requirements of a RIC. If the Company fails to qualify as a RIC, the resulting corporate income tax could substantially reduce the Company's net assets and distributions.

At June 30, 2010, the Federal income tax cost basis of securities was $367,305,758 and, accordingly, net unrealized depreciation for Federal income tax purposes was $27,327,899 of which $28,463,254 related to appreciated securities and $55,791,153 related to depreciated securities.

Dividends and Distributions to Common and Preferred Shareholders — Dividends and distributions are recorded on the ex-dividend date. The amount and character of income and capital gains distributions to be paid by the Company are determined in accordance with Federal income tax regulations, which may differ from U.S. Generally Accepted Accounting Principles. These book/tax differences are considered either temporary or permanent in nature. Timing differences are primarily due to the timing of the deductibility of certain expenses such as organizational costs, debt issuance costs, as well as wash sales, forward foreign currency contracts, straddles, Post-October losses, partnership adjustments, amortization of senior debt commitment fees and original issue discount. Permanent differences are primarily due to differing treatments of paydown gain (loss), foreign currency gain (loss), preferred stock offering costs, partnership adjustments and adjustments to prior period ending accumulated balances, and resulted in an increase to distributions in excess of net investment income of $15,626,654, a decrease to accumulated realized loss of $15,966,527 and a decrease in paid-in capital to common shareholders of $339,873 at December 31, 2009.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets and the Statement of Operations due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid to common shareholders and holders of Term Preferred Shares during 2009 from ordinary income and long-term capital gain were as follows:

	Common Shares	Term Preferred Shares
Ordinary income	$591,679	$1,316,370
Return of Capital	10,679,162	—

The tax character of distributions paid to common shareholders and holders of Term Preferred Shares during 2008 from ordinary income and long-term capital gain were as follows:

	Common Shares	Term Preferred Shares
Ordinary income	$32,077,664	$4,219,200
Long-term capital gains	2,621,547	—

At December 31, 2009, the components of accumulated losses on a tax basis were as follows:

Unrealized Appreciation/ (Depreciation)	Accumulated Net Realized Gain/(Loss)	Other Temporary Differences
$(26,118,018)	$(34,426,051)	$(6,284,252)

These numbers differ from those in the composition of net assets on the Statement of Assets and Liabilities for reasons mentioned above.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Capital losses incurred after October 31 ("post-October" capital losses) within the taxable year are deemed to arise on the first business day of the Company's next taxable year. The Company deferred post-October capital losses in the amount of $3,684,402 during 2009.

As of December 31, 2009, the Company had a capital loss carryforward for tax purposes of $30,741,649 ($19,526,654 which expires on December 31, 2016 and $11,214,995 which expires on December 31, 2017).

Management has analyzed the Company's tax positions taken or expected to be taken on its federal income tax returns for all open tax years and has concluded that as of December 31, 2009, no provision for income tax expense for unrecognized tax benefits would be required in the Company's financial statements. The Company's federal and state income and federal excise tax returns for tax years 2006, 2007, 2008 and 2009 are subject to examination by the Internal Revenue Service and state departments of revenue.

Indemnifications — Under the Company's organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Management Fees and Other Transactions with Affiliates:

Management Fee — York is the investment manager to the Company. Pursuant to the Investment Management Agreement, the Company pays York as partial compensation for all services rendered a fee ("Management Fee"), payable quarterly, at a rate currently equal to 1.00% per annum of the Management Fee Capital as of each calendar quarter end. Since 2007, Management Fee Capital is the quarter-end value of the Company's assets less investment related payables.

Additionally, as holder of the Special Share, York is entitled to contingent dividends (the "Carried Interest") equal to the greater of 1) $40 per year and 2) 100% of the amount by which the cumulative distributions and amounts distributable to the holders of the Common Shares (excluding any distribution relating to the original capital payment made for the Common Shares) exceed a 2% quarterly weighted average return on undistributed net assets attributable to the Common Shares until York has received from the Company an amount equal to 20% of the aggregate cumulative distributions of net income and gain to the holders of the Common Shares. This 2% quarterly weighted average return on undistributed capital is cumulative (but not compounded) up to an aggregate of 8% per year. Thereafter, the Special Share is entitled to 20% of the additional distributions and distributable dividends and gains, so long as the cumulative dividends to the Common Shares are at least 80% of the total cumulative dividends.

Even if the thresholds that would entitle a payment of the Carried Interest to York are not met, the Company accrues for the Carried Interest on its cumulative net investment income and cumulative net gain on investments, including unrealized gains on investments, distributable to the holders of the Common Shares. As of June 30, 2010, the Company accrued $0 as accrued dividend payable on special share. As of June 30, 2010, York was not entitled to a Carried Interest payment.

Directors' Fees — Certain officers and a Director of the Company are also officers of York or its affiliates. The Company does not pay any compensation directly to its officers or Directors who are directors, officers or employees of York or its affiliates.

Affiliated Shareholders — Included in net assets applicable to common shareholders is approximately $18,941,000 attributable to affiliates of York.

4. Fair Value Measurement:

The Company applies the provisions of Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, (formerly FAS No. 157, Fair Value Measurements). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments and liabilities at fair value.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Market price observability is affected by a number of factors, including the type of investment and the characteristics specific to the investment. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following categories.

Level I — Quoted prices are available in active markets for identical investments as of the reporting date. The type of investments which would generally be included in Level I include listed equities and other listed securities. As required by ASC 820, the Company does not adjust the quoted price for these investments.

Level II — Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date. Investments which are generally included in this category include less readily marketable and restricted equity securities, forward currency contracts, equity swaps and certain corporate bonds.

Level III — Pricing inputs are unobservable for the investment and includes situations where there is little, if any, market activity. The inputs into the determination of fair value may require significant management judgment or estimation. Even if observable-market data for comparable performance or valuation measures (earnings multiples, discount rates, other financial/valuation ratios, etc.) are available, such investments are grouped as Level III if any significant data point that is not also market observable (private company earnings, cash flows, etc.) is used in the valuation process.

Level III investments are fair valued with a variety of inputs such as broker and counterparty quotes, pricing services, independent third-party valuation firms and valuation models. The valuation models are built with different approaches (yield analysis, enterprise value, etc) depending on the particular company and industry. The types of investments which would generally be included in this category include equity and/or debt securities issued by private entities, certain corporate bonds, bank loans and trade claims.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The following table summarizes the valuation of the Company's investments in accordance with the above ASC 820 fair value hierarchy levels as of June 30, 2010:

	Level I	Level II	Level III	Total
Investments in Securities — Assets
Corporate Bonds	$—	$—	$195,434,964	$195,434,964
Asset Backed Bonds	—	—	3,976,175	3,976,175
Bank Debt and Trade Claims	—	—	106,640,528	106,640,528
Common Stocks and Warrants	22,912,426	152,292	25,037	23,089,755
Preferred Stocks	6,853,570	1,074,405	—	7,927,975
Private Investments	—	—	2,908,462	2,908,462
	$29,765,996	$1,226,697	$308,985,166	$339,977,859
Investments in Securities — Liabilities
Common Stock	$(716,416)	—	—	$(716,416)
Other Financial Instruments* — Liabilities
Foreign Forward Currency Contracts	—	(776,319)	—
Unfunded Loan Commitments	—	—	(208,491)
Total	$29,049,580	$450,378	$308,776,675

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

For the above Level III corporate bonds, asset backed bonds and bank loans, 97% are quoted by two or more brokers.

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (now codified in ASC Topic 820-10). ASC 820-10 provides additional guidance on estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability. ASC 820-10 was adopted by the Company effective December 31, 2009 and did not have a material impact on the Company's financial condition, results of operations or on methodologies for determining fair value measurements under ASC 820-10.

The amendment requires additional disclosures regarding recurring and nonrecurring fair value measurements. Assets and liabilities should be separated into categories by security type and also include a reconciliation of beginning and ending balances of Level III assets and liabilities. The adoption of the additional disclosures of ASC 820 has had no material effect on the Company's financial condition, results of operations or cash flows.

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level III) were used in determining fair value.

	Corporate Bonds	Asset Backed Bonds	Bank Debt and Trade Claims	Common Stocks and Warrants	Preferred Stocks	Private Investments	Other Financial Instruments (OFI)*
Balance as of 12/31/09	$193,245,607	$4,542,498	$163,022,982	$—	$4,868,630	$5,920,462	$(13,453)
Realized gain (loss), net	10,692,184	—	2,418,607	—	(109,171)	(8,995,222)	—
Change in unrealized appreciation (depreciation), net	(4,151,961)	(566,323)	(10,492,969)	(7,011)	(1,704,125)	9,955,180	(195,038)
Accretion (amortization) of discounts/ premiums, net	(365,448)	—	4,094,112	—	—	—	—
Net purchases (sales)	(3,985,418)	—	(52,402,204)	—	(416,704)	(3,971,958)	—
Transfers in and/or out of Level III**	—	—	—	32,048	(2,638,630)	—	—
Balance as of 6/30/2010	$195,434,964	$3,976,175	$106,640,528	$25,037	$—	$2,908,462	$(208,491)
Net change in unrealized appreciation (depreciation) of investments still held as of 6/30/2010	$19,552,526

  *  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument and unfunded loan commitment.

  **  Transfers are calculated based on the beginning of period values.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The unrealized gain/loss for the above Level III securities still held at June 30, 2010 is $19,552,526 and is included in the statement of operations within the net change in unrealized gain/loss on investments and foreign exchange transactions.

5. Investment Transactions:

During the six months ended June 30, 2010, the Company made purchases and sales totaling $354,248,612 and $410,907,578, respectively, of investment securities excluding U.S. Government securities and short-term investments.

6. Derivatives

In March 2008, the FASB issued FAS No. 161, Disclosure about Derivative Instruments and Hedging Activities, which amended disclosures about derivative instruments and hedging activities (FAS 161 is now under ASC Topic 815-10), Derivatives and Hedging. ASC 815-10 requires enhanced disclosures about an entity's derivative and hedging activities and thereby improves the transparency of financial reporting. Entities are required to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. ASC 815-10 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company applies the provisions of ASC 815-10. As ASC 815-10 only affects financial statement disclosure, the impact of adoption is limited to financial statement disclosure.

In the normal course of business, the Company enters into derivative contracts for trading purposes. Derivatives are either exchange-traded or over-the-counter ("OTC") contracts. Exchange traded derivatives are standard contracts traded on a regulated exchange. OTC contracts are private contracts negotiated with counterparties. The Company's derivatives primarily include forward foreign currency contracts. Typically, these derivative contracts serve as components of the Company's investment strategies and are utilized primarily for hedging purposes, consisting primarily of foreign exchange risk exposure.

The following table lists the net realized gain/(loss) and net change in unrealized gain/(loss) on derivatives by contract type, as included in the statement of operations for the six months ended June 30, 2010.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	—	—	Unrealized depreciation on forward foreign currency contracts	$776,319

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives, carried at fair value	Forward Contracts
Foreign exchange contracts	$8,128,610

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives, carried at fair value	Forward Contracts
Foreign exchange contracts	$(1,945,286)

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

For the six months ended June 30, 2010, the Company's average volume of derivative activities are as follows:

Forward Currency Contracts — Purchased (Value at Settlement Date Payable)	Forward Currency Contracts — Sold (Value at Settlement Date Receivable)
$4,324,993	$44,928,275

7. Investment Risks:

The Company's investment activities expose it to various types of risk, both on and off balance sheet, which are associated with the financial instruments and markets in which it invests. These financial instruments expose the Company to varying degrees to elements of credit, market, interest rate, currency, liquidity and short sale risk. The Investment Manager actively monitors and seeks to manage these risks by employing various strategies. In addition, it is the policy of the Company to transact the majority of its securities and contractual commitment activity with broker-dealers, banks and regulated exchanges that the Investment Manager considers to be well established.

Credit risk — Credit risk represents the potential loss that the Company would incur if the counterparties failed to perform pursuant to the terms of their obligations to the Company. The Company minimizes its exposure to credit risk by conducting transactions with established and reputable brokers and financial institutions.

The clearing and depository operations for the Company's securities transactions as well as execution of forward currency contracts are provided by The Bank of New York Mellon and Goldman Sachs Group, Inc. The Company is subject to credit risk should The Bank of New York Mellon or Goldman Sachs Group, Inc. be unable to fulfill their obligations.

The Company invests in defaulted securities as well as lower rated and comparable quality unrated high yield securities. Investments in defaulted and other high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher quality rated securities. The risk of loss may be significantly greater for holders of defaulted and high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Investment in debt exposes the Company to the risk that an issuer will default on the payment of interest, principal or both. The extent of the Company's exposure to credit risk in respect of these financial assets approximates their carrying value as recorded in the Company's Statement of Assets and Liabilities.

Interest rate risk — The Company is exposed to risks associated with the effects of fluctuations in the prevailing levels of market interest rates on its financial position and cash flows.

Currency risk — The Company invests in assets or has liabilities denominated in currencies other than its reporting currency, the United States Dollar. Consequently, the Company is exposed to risks that the exchange rate of the United States Dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Company's assets or liabilities which are denominated in currencies other than the United States Dollar. The Company enters into forward foreign currency contracts to minimize this currency risk.

Liquidity risk — Securities in which the Investment Manager is authorized to invest include securities for which there is a relatively inactive trading market. The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange or for which there is an active over-the-counter market. The market for such securities may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Such illiquidity may adversely affect the timing or value on liquidation of portfolio assets.

Short sale risk — The Company may enter into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security's price. Due to the nature of a short sale, the potential for loss is unlimited. The initial amount of a short sale is recorded as a liability which is marked to fair value daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. The Company will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position). The Company is liable to the buyer for any dividends payable on securities while

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

those securities are in a short position. These dividends are booked as an expense of the Company. The Company designates collateral consisting of liquid assets sufficient to collateralize the fair value of short positions.

8. Due from Broker:

As of June 30, 2010, cash due from broker represents monies pledged as collateral for short positions and forward foreign currency contracts. Interest is earned on credit balances maintained at the broker. Forward currency contracts are valued based upon quoted market prices. It is the Company's policy to not offset fair value amounts recognized for forward currency contracts executed with the same counterparty.

9. New Accounting Pronouncement:

On January 21, 2010, the FASB issued Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about Fair Value Measurements ("ASU 2010-06"). ASU 2010-06 amends FASB ASC 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. The amended guidance requires entities to disclose additional information regarding assets and liabilities that are transferred between levels of the fair value hierarchy. Entities are also required to disclose information in the Level III rollforward about purchases, sales, issuances and settlements on a gross basis. In addition to these new disclosure requirements, ASU 2010-06 also amends ASC 820 to further clarify existing guidance pertaining to the level of disaggregation at which fair value disclosures should be made and the requirements to disclose information about the valuation techniques and inputs used in estimating Level II and Level III fair value measurements. The guidance in ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the requirement to separately disclose purchases, sales, issuances and settlements in the Level III rollforward which becomes effective for fiscal years (and for interim periods within those fiscal years) beginning after December 15, 2010. The Company is still evaluating the impact of ASU 2010-06.

YORK ENHANCED STRATEGIES FUND, LLC

June 30, 2010 (Unaudited)

Reporting to Shareholders (Unaudited)

The Company is required to provide a complete schedule of portfolio holdings in its semi-annual and annual reports within 70 days of the end of the Company's second and fourth fiscal quarters by filing the reports electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. The Company also delivers the semi-annual and annual reports to shareholders. The Company also files a complete schedule of portfolio holdings with the SEC for the Company's first and third fiscal quarters on Form N-Q. The Company does not deliver the reports for the first and third fiscal quarters to shareholders. You may, however, obtain the Form N-Q filings (as well as the Forms N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC- 0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures & Proxy Voting Record (Unaudited)

A copy of (1) the Company's policies and procedures with respect to the voting of proxies relating to the Company's portfolio securities; and (2) how the company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling collect (212) 300-1300 or by accessing the SEC's website at www.sec.gov. The Company's proxy voting history is also available on Form N-PX, which can be found by accessing the SEC's website at www.sec.gov.

ITEM 2.  CODE OF ETHICS.

Not applicable for filing of semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The Schedule of Investments is included in the Semi-Annual Stockholder Report in Item 1.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

No change.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, except as noted below, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSRS was recorded, processed, summarized, and reported timely.

Registrant’s management concluded that there was a material weakness in the Registrant’s internal control over financial reporting regarding the monitoring of partnership investments held by the Registrant.  Because the Registrant has elected to be a regulated investment company (a “RIC”) under the Internal Revenue Code, the Registrant must derive at least ninety percent of its gross income from dividends, interest payments and gains from the sale or other disposition of securities or foreign currencies (“qualifying income”).  In the event the Registrant does not satisfy the ninety percent gross income test, the Registrant would be subject to corporate income taxes. Based on a careful analysis of the partnership investments held by the Registrant, it was concluded that the Registrant did satisfy the ninety percent gross income test despite the fact that the Registrant did not sufficiently monitor the tax status of its partnership investments in order to properly classify income in such investments as qualifying income or non-qualifying income.  As a consequence, the completion of the audit of the Registrant’s 2009 financial statements was delayed and the Registrant’s reporting and filings with the Securities and Exchange Commission were not made on a timely basis.

(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of 2010 that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.  However, subsequent to June 30, 2010, remediation steps have been taken regarding the Registrant’s internal controls over financial reporting to address the material weakness described above. The remediation steps include instructing trading personnel to purchase partnership investments only through a blocker entity.  Additionally, all partnership investments will be reviewed by the Registrant’s Director of Tax, and/or internal or external counsel, as necessary, before a partnership investment can be made by the Registrant.

ITEM 12.  EXHIBITS.

(a)(1) None.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

(a)(3) None.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/S/ Jeffrey A. Weber

Name: Jeffrey A. Weber
Title: President

Date: September 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ James G. Dinan

Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: September 17, 2010

By:	/S/ Adam J. Semler

Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: September 17, 2010